20. Employees benefits (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employees Benefits
Fixed income	R$ 1,795,554	R$ 1,477,643
Total equities	301,707	249,740
Total structured investments	630,933	431,828
Other	24,223	9,225
Fair value of plan's assets	R$ 2,752,417	R$ 2,168,436	R$ 1,931,380